Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision for income taxes expense (benefit)	$ 13,000	$ (793,000)
Deferred U.S. federal income tax	19,800
Deferred state income tax	$ 1,500